Financial instruments and financial risk factors - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	$ 13,191	$ 11,502
Less: netting by counterparty	(2,724)	(2,511)
Net amounts presented on the balance sheet	10,467	8,991
Related amounts not set off in the balance sheet
Master netting arrangements	(1,971)	(2,079)
Cash collateral (received) pledged	(206)	(299)
Net asset amount	8,290	6,613
Trade and other receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	10,661	11,296
Less: netting by counterparty	(5,211)	(5,390)
Net amounts presented on the balance sheet	5,450	5,906
Related amounts not set off in the balance sheet
Master netting arrangements	(961)	(1,020)
Cash collateral (received) pledged	(190)	(169)
Net asset amount	4,299	4,717
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(11,445)	(11,337)
Less: netting by counterparty	2,724	2,511
Net amounts presented on the balance sheet	(8,721)	(8,826)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	1,971	2,079
Cash collateral (received) pledged	0	0
Net amount	(6,750)	(6,747)
Trade and other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(10,266)	(10,797)
Less: netting by counterparty	5,211	5,390
Net amounts presented on the balance sheet	(5,055)	(5,407)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	961	1,020
Cash collateral (received) pledged	0	0
Net amount	$ (4,094)	$ (4,387)